ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021 $ / shares	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 item $ / shares	May 31, 2021 $ / shares	Dec. 31, 2020 item $ / shares	Jan. 02, 2020
Organization and presentation activities
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001		$ 0.00001	$ 0.0001	$ 0.00001
Share split conversion ratio	10
Proceeds from issuance of ordinary shares | ¥		¥ 6,018
Legacy Huazhu [Member] | Minimum
Organization and presentation activities
Term of franchise and management agreement			8 years
Legacy Huazhu [Member] | Maximum
Organization and presentation activities
Term of franchise and management agreement			10 years
Leased and owned hotels
Organization and presentation activities
Number of hotels			738		753
Manachised hotels
Organization and presentation activities
Number of hotels			6,824		5,746
Manachised hotels | Legacy DH [member] | Minimum
Organization and presentation activities
Term of franchise and management agreement			15 years
Manachised hotels | Legacy DH [member] | Maximum
Organization and presentation activities
Term of franchise and management agreement			20 years
Franchised hotels
Organization and presentation activities
Number of hotels			268		290
Franchised hotels | Legacy DH [member] | Minimum
Organization and presentation activities
Term of franchise and management agreement			10 years
Franchised hotels | Legacy DH [member] | Maximum
Organization and presentation activities
Term of franchise and management agreement			15 years
Deutsche Hospitality
Organization and presentation activities
Percent of ownership acquired (as percent)						100.00%